Deferred Tax Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Schedule of deferred tax assets
	June 30,	December 31,
	2022	2021
Deferred tax assets, non-current
Deficit carried-forward	$83,029,	$87,438
Allowance	166,520	175,360
Deferred tax assets	249,549	262,798
Less: valuation allowance	-	-
Deferred tax assets, non-current	$249,549	$262,798

	December 31,	December 31,
Deferred tax assets, non-current	2021	2020
Deficit carried-forward	$87,438	$20,600
Allowance	175,360	434,248
Deferred tax assets	262,798	454,848
Less: valuation allowance	-	-
Deferred tax assets, non-current	$262,798	$454,848